FIXED ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets
FIXED ASSETS
NOTE 5 – FIXED ASSETS

Fixed assets consist of the following:
	June 30, 2013	December 31, 2012
Equipment	$90,573	$67,668
Furniture and fixtures	46,625	46,625
Leasehold improvements	11,980	11,980
	149,178	126,273
Accumulated depreciation	(72,684)	(60,600)
TOTAL FIXED ASSETS	$76,494	$65,673

Depreciation expense for the six months ended June 30, 2013 and 2012 was $12,084 and $15,141, respectively.

NOTE 6 – FIXED ASSETS

Fixed assets consist of the following:

	December 31,
	2012	2011
Equipment	$67,668	$33,650
Furniture and fixtures	46,625	22,169
Leasehold improvements	11,980	4,049
	126,273	59,868
Accumulated depreciation	(60,600)	(33,116)
TOTAL FIXED ASSETS	$65,673	$26,752

Depreciation expense for the years ended December 31, 2012 and 2011 was $27,484 and $25,686, respectively.

NOTE G – FIXED ASSETS

Fixed assets consist of the following:

	December 31,
	2011	2010
Website	$91,743	$65,791
Equipment	33,651	30,837
Furniture and fixtures	26,219	26,219
	151,613	122,847
Accumulated depreciation	(81,500)	(26,655)
TOTAL FIXED ASSETS	$70,113	$96,192

Depreciation expense for the years ended December 31, 2011 and 2010 was $54,845 and $22,783, respectively.